Segment Reporting-significant customers who accounted for greater than 10% of total revenues (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bottom of range [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%
Customer A [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue		14.00%
Customer A [Member] | Bottom of range [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%
Customer B [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue		13.00%	11.00%
Customer B [Member] | Bottom of range [member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%
Customer C [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%		20.00%
Customer C [Member] | Bottom of range [member]
Disclosure of major customers [line items]
Percentage of entity's revenue		10.00%
Customer D [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	11.00%
Customer D [Member] | Bottom of range [member]
Disclosure of major customers [line items]
Percentage of entity's revenue		10.00%